(Re)Insurance contracts and investment contracts with discretionary participation features - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025	[2]	Dec. 31, 2025
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Discount rates converge linearly	10 years
Ultimate forward rate	3.40%				3.40%
Insurance contracts issued [member] | Variable Fee Approach [Member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Risk mitigation adjustment to contractual service margin	€ 615	[1]	€ 318		€ 318
EUR and USD [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	30
GBP [member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Uniform last liquid point for all Aegon's major currencies (EUR, USD and GBP)	50
Non Financial Assumption Changes [Member]
Disclosure of Insurance Contracts Reinsurance Contracts held and Investment Contracts with Discretionary Participating Features [Line Items]
Increase decrease through contractual service margin assumption changes insurance contracts liability asset	€ 71
Increase decrease through other comprehensive income assumption changes insurance contracts liability asset	42
Increase decrease through income statement assumption changes insurance contracts liability asset	333
Increase decrease through assumption changes insurance contracts liability asset	€ 304

[1]	Investment contracts with DPF - Without direct part. includes EUR (2) million in line Total insurance finance income / (expenses) and Insurance net investment result.
[2]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.